Stockholders' Equity	12 Months Ended
Jul. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stockholders' Equity

11. Stockholders’ Equity

Stock Repurchase Programs and Treasury Shares
Intuit’s Board of Directors has authorized a series of common stock repurchase programs. Shares of common stock repurchased under these programs become treasury shares. Under these programs, we repurchased 4.3 million shares of our common stock for $2.8 billion during the twelve months ended July 31, 2025. At July 31, 2025, we had authorization from our Board of Directors for up to $2.1 billion in stock repurchases. On August 19, 2025, our Board of Directors approved an increase in the authorization under the existing stock repurchase program under which we are authorized to repurchase up to an additional $3.2 billion of our common stock. Future stock repurchases under the current program are at the discretion of management, and authorization of future stock repurchase programs is subject to the final determination of our Board of Directors.
Our treasury shares are repurchased at the market price on the trade date; accordingly, all amounts paid to reacquire these shares have been recorded as treasury stock on our consolidated balance sheets. Any direct costs to acquire treasury stock are recorded to treasury stock on our consolidated balance sheets. Repurchased shares of our common stock are held as treasury shares until they are reissued or retired. When we reissue treasury stock, if the proceeds from the sale are more than the average price we paid to acquire the shares, we record an increase in additional paid-in capital. Conversely, if the proceeds from the sale are less than the average price we paid to acquire the shares, we record a decrease in additional paid-in capital to the extent of increases previously recorded for similar transactions and a decrease in retained earnings for any remaining amount.
In the past, we have satisfied option exercises and restricted stock unit vesting under our employee equity incentive plans by reissuing treasury shares, and we may do so again in the future. For all periods presented, we issued new shares of common stock to satisfy option exercises and RSU vesting under our 2005 Equity Incentive Plan. We have not yet determined the ultimate disposition of the shares that we have repurchased in the past, and consequently we continue to hold them as treasury shares.

Dividends on Common Stock
During the twelve months ended July 31, 2025, we declared cash dividends that totaled $4.16 per share of outstanding common stock, or approximately $1.2 billion. In August 2025, our Board of Directors declared a quarterly cash dividend of $1.20 per share of outstanding common stock payable on October 17, 2025 to stockholders of record at the close of business on October 9, 2025. Future declarations of dividends and the establishment of future record dates and payment dates are subject to the final determination of our Board of Directors.

Description of 2005 Equity Incentive Plan and Credit Karma, Inc. 2015 Equity Incentive Plan
Our stockholders initially approved our 2005 Equity Incentive Plan (2005 Plan) on December 9, 2004. On January 18, 2024, our stockholders approved an Amended and Restated 2005 Equity Incentive Plan (Restated 2005 Plan) that expires on January 18, 2034. Under the Restated 2005 Plan, we are permitted to grant incentive and non-qualified stock options, restricted stock awards, RSUs, stock appreciation rights, and stock bonus awards to our employees, non-employee directors, and consultants. The Compensation and Organizational Development Committee of our Board of Directors or its delegates determine who will receive grants, when those grants will be exercisable, their exercise price, and other terms. We are permitted to issue up to 171.7 million shares under the Restated 2005 Plan. The plan provides a fungible share reserve. Each stock option granted on or after November 1, 2010 reduces the share reserve by one share and each restricted stock award or restricted stock unit granted reduces the share reserve by 2.3 shares. Stock options forfeited and returned to the pool of shares available for grant increase the pool by one share for each share forfeited. Restricted stock awards and RSUs forfeited and returned to the pool of shares available for grant increase the pool by 2.3 shares for each share forfeited. Shares withheld for income taxes upon vesting of RSUs that were granted on or after July 21, 2016 are also returned to the pool of shares available for grant. Stock options granted under the 2005 Plan and the Restated 2005 Plan typically vest over three to four years based on continued service and have a seven-year term. RSUs granted under those plans typically vest over three to four years based on continued service. Certain RSUs granted to senior management vest based on the achievement of pre-established performance or market goals.
In connection with our acquisition of Credit Karma on December 3, 2020, we assumed the Credit Karma, Inc. 2015 Equity Incentive Plan, as amended (Credit Karma Plan), under which the assumed equity awards were granted. Under the Restated 2005 Plan, effective January 20, 2022, shares available under the Credit Karma Plan became available for grant under the Restated 2005 Plan and no shares may be granted out of the Credit Karma Plan. After January 20, 2022, shares forfeited and returned to the pool from grants issued out of the Credit Karma Plan increase the pool by 2.3 shares for each share forfeited.
At July 31, 2025, there were approximately 25.1 million shares available for grant under the Restated 2005 Plan.

Description of Employee Stock Purchase Plan
On November 26, 1996, our stockholders initially adopted our Employee Stock Purchase Plan (ESPP) under Section 423 of the Internal Revenue Code. The ESPP permits our eligible employees to make payroll deductions to purchase our stock on regularly scheduled purchase dates at a discount. Our stockholders have approved amendments to the ESPP to permit the issuance of up to 25.8 million shares under the ESPP, which expires upon the earliest to occur of (a) termination of the ESPP by our Board of Directors, or (b) issuance of all the shares of Intuit’s common stock reserved for issuance under the ESPP. Offering periods under the ESPP are six months in duration and composed of two consecutive three-month accrual periods. Shares are purchased at 85% of the lower of the closing price for Intuit common stock on the first day of the offering period or the last day of the accrual period.
Under the ESPP, employees purchased 306,286 shares of Intuit common stock during the twelve months ended July 31, 2025; 360,028 shares during the twelve months ended July 31, 2024; and 399,975 shares during the twelve months ended July 31, 2023. At July 31, 2025, there were 1,657,666 shares available for issuance under this plan.

Share-Based Compensation Expense
The following table summarizes the total share-based compensation expense that we recorded in operating income for the periods shown.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Cost of service revenue	$420	$398	$371
Cost of product and other revenue	3	4	3
Selling and marketing	541	506	429
Research and development	629	639	532
General and administrative	375	368	377
Restructuring	—	25	—
Total share-based compensation expense	1,968	1,940	1,712
Income tax benefit	(548)	(594)	(373)
Decrease in net income	$1,420	$1,346	$1,339

Determining Fair Value
Valuation and Amortization Methods
RSUs granted typically vest based on continued service. We value these time-based RSUs at the date of grant using the intrinsic value method. We amortize the fair value of time-based RSUs on a straight-line basis over the service period. These time-based RSUs accounted for approximately 91% of our total share-based compensation expense during the twelve months ended July 31, 2025. Certain RSUs granted to senior management vest based on the achievement of pre-established market or performance goals. We estimate the fair value of market-based RSUs at the date of grant using a Monte Carlo valuation methodology and amortize those fair values over the requisite service period for each separately vesting tranche of the award. The Monte Carlo methodology that we use to estimate the fair value of market-based RSUs at the date of grant incorporates into the valuation the possibility that the market condition may not be satisfied. Provided that the requisite service is rendered, the total fair value of the market-based RSUs at the date of grant must be recognized as compensation expense even if the market condition is not achieved. However, the number of shares that ultimately vest can vary significantly with the performance of the specified market criteria. We estimate the fair value of performance-based RSUs at the date of grant using the intrinsic value method and the probability that the specified performance criteria will be met. Each quarter, we update our assessment of the probability that the specified performance criteria will be achieved and adjust our estimate of the fair value of the performance-based RSUs if necessary. We amortize the fair values of performance-based RSUs over the requisite service period for each separately vesting tranche of the award. All of the RSUs we grant have dividend rights that are subject to the same vesting requirements as the underlying equity awards, so we do not adjust the market price of our stock on the date of grant for dividends.
We estimate the fair value of stock options granted using a lattice binomial model and a multiple option award approach. Our stock options have various restrictions, including vesting provisions and restrictions on transfer, and are often exercised prior to their contractual maturity. We believe that lattice binomial models are more capable of incorporating the features of our stock options than closed-form models such as the Black Scholes model. The use of a lattice binomial model requires the use of extensive actual employee exercise behavior and a number of complex assumptions, including the expected volatility of our stock price over the term of the options, risk-free interest rates, and expected dividends. We amortize the fair value of options on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods.
Expected Term. The expected term of options granted represents the period of time that they are expected to be outstanding and is a derived output of the lattice binomial model. The expected term of stock options is impacted by all of the underlying assumptions and calibration of our model. The lattice binomial model assumes that option exercise behavior is a function of the option’s remaining life and the extent to which the market price of our common stock exceeds the option exercise price. The lattice binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and cancellations on all past option grants made by us.
Expected Volatility. We estimate the volatility of our common stock at the date of grant based on the implied volatility of one-year publicly traded options on our common stock. Our decision to use implied volatility was based on the availability of actively traded options on our common stock and our assessment that implied volatility is more representative of future stock price trends than historical volatility.
Risk-Free Interest Rate. We base the risk-free interest rate that we use in our option valuation model on the implied yield in effect at the time of option grant on constant maturity U.S. Treasury issues with equivalent remaining terms.
Dividends. We use an annualized expected dividend yield in our option valuation model. We paid quarterly cash dividends during all years presented and currently expect to continue to pay cash dividends in the future.
Forfeitures. We adjust share-based compensation expense for actual forfeitures as they occur.
We used the following assumptions to estimate the fair value of stock options granted and shares purchased under our Employee Stock Purchase Plan for the periods indicated:

	Twelve Months Ended July 31,
	2025	2024	2023
Assumptions for stock options:
Expected volatility (range)	29.54%	31%	30.41% - 33.19%
Weighted-average expected volatility	29.54%	31%	30.67%
Risk-free interest rate (range)	3.95%	4.13%	3.52% - 4.46%
Expected dividend yield	0.53%	0.57%	0.63%

Assumptions for ESPP:
Expected volatility (range)	30% - 31%	27% - 36%	38% - 48%
Weighted-average expected volatility	30%	31%	42%
Risk-free interest rate (range)	4.29% - 5.39%	4.94% - 5.55%	1.59% - 4.74%
Expected dividend yield (range)	0.56% - 0.69%	0.57% - 0.75%	0.74% - 0.81%

Share-Based Awards Available for Grant
A summary of share-based awards available for grant under our plans for the fiscal periods indicated was as follows:

(Shares in thousands)	Shares Available for Grant
Balance at July 31, 2022	26,260
Restricted stock units granted (1)	(12,098)
Options granted	(413)
Share-based awards canceled/forfeited/expired (1)(2)	5,277
Balance at July 31, 2023	19,026
Additional shares authorized	12,200
Restricted stock units granted (1)	(9,782)
Options granted	(326)
Share-based awards canceled/forfeited/expired (1)(2)	6,199
Balance at July 31, 2024	27,317
Restricted stock units granted (1)	(8,812)
Options granted	(287)
Share-based awards canceled/forfeited/expired (1)(2)	6,929
Balance at July 31, 2025	25,147
(1)RSUs granted from the pool of shares available for grant under our Restated 2005 Plan reduce the pool by 2.3 shares for each share granted. RSUs forfeited and returned to the pool of shares available for grant under the Restated 2005 Plan increase the pool by 2.3 shares for each share forfeited.
(2)Stock options and RSUs canceled, expired, or forfeited under our Restated 2005 Plan are returned to the pool of shares available for grant. Under the Restated 2005 Plan, shares withheld for income taxes upon vesting of RSUs that were granted on or after July 21, 2016 are also returned to the pool of shares available for grant.

Restricted Stock Unit and Restricted Stock Activity
A summary of RSU and restricted stock activity for the periods indicated was as follows:

(Shares in thousands)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at July 31, 2022	11,467	$413.32
Granted	5,260	452.45
Vested	(4,019)	414.12
Forfeited	(814)	364.45
Nonvested at July 31, 2023	11,894	433.70
Granted	4,253	590.59
Vested	(4,233)	439.08
Forfeited	(990)	390.17
Nonvested at July 31, 2024	10,924	496.64
Granted	3,831	696.82
Vested	(3,674)	512.36
Forfeited	(1,508)	456.60
Nonvested at July 31, 2025	9,573	$577.03
Additional information regarding our RSUs is shown in the table below.

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Total fair market value of shares vested	$2,434	$2,575	$1,673

Share-based compensation for RSUs	$1,882	$1,857	$1,636

Total tax benefit related to RSU share-based compensation expense	$524	$545	$339

Cash tax benefits realized for tax deductions for RSUs	$533	$526	$347
At July 31, 2025, there was $5.1 billion of unrecognized compensation cost related to non-vested RSUs and restricted stock with a weighted-average vesting period of 3.0 years. We adjust unrecognized compensation cost for actual forfeitures as they occur.

Stock Option Activity
A summary of stock option activity for the periods indicated was as follows:

	Options Outstanding
(Shares in thousands)	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at July 31, 2022	2,292	$289.62
Granted	413	489.85
Exercised	(551)	163.64
Canceled or expired	(24)	368.72
Balance at July 31, 2023	2,130	360.17
Granted	326	626.32
Exercised	(570)	212.89
Canceled or expired	(114)	467.16
Balance at July 31, 2024	1,772	449.66
Granted	287	781.21
Exercised	(660)	354.70
Canceled or expired	(80)	493.70
Balance at July 31, 2025	1,319	$566.59
Information regarding stock options outstanding as of July 31, 2025 is summarized below:

	Number of Shares (in thousands)	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value (in millions)
Options outstanding	1,319	5.03	$566.59	$288
Options exercisable	572	3.79	$468.33	$181
The aggregate intrinsic values at July 31, 2025 are calculated as the difference between the exercise price of the underlying options and the market price of our common stock for shares that were in-the-money at that date. In-the-money options at July 31, 2025 were options that had exercise prices that were lower than the $785.13 market price of our common stock at that date.
Additional information regarding our stock options and ESPP shares is shown in the table below.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Weighted-average fair value of options granted (per share)	$246.17	$188.54	$144.92

Total grant date fair value of options vested	$43	$38	$33

Aggregate intrinsic value of options exercised	$208	$209	$150

Share-based compensation expense for stock options and ESPP	$86	$83	$76

Total tax benefit for stock option and ESPP share-based compensation	$24	$49	$34

Cash received from option exercises	$234	$121	$90

Cash tax benefits realized related to tax deductions for non-qualified option exercises and disqualifying dispositions under all share-based payment arrangements	$27	$49	$31
At July 31, 2025, there was $146 million of unrecognized compensation cost related to non-vested stock options with a weighted-average vesting period of 3.2 years. We adjust unrecognized compensation cost for actual forfeitures as they occur.

Accumulated Other Comprehensive Loss
Comprehensive income consists of two elements, net income and other comprehensive income (loss). Other comprehensive income (loss) items are recorded in the stockholders’ equity section of our consolidated balance sheets and are excluded from net income. Our other comprehensive income (loss) consists of unrealized gains and losses on marketable debt securities classified as available-for-sale and foreign currency translation adjustments for subsidiaries with functional currencies other than the U.S. dollar.
The following table shows the components of accumulated other comprehensive loss, net of income taxes, in the stockholders’ equity section of our consolidated balance sheets at the dates indicated.

	July 31,
(In millions)	2025	2024
Unrealized gain on available-for-sale debt securities	$1	$—
Foreign currency translation adjustments	(51)	(54)
Total accumulated other comprehensive loss	$(50)	$(54)